Debt - Schedule of Debt Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	May 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt, gross	$ 169,000		$ 165,288
Less: unamortized debt issuance costs	(2,578)		(358)
Less: unamortized debt discount	(4,891)
Total debt, net of unamortized debt issuance costs	161,531		164,930
Less: current portion of debt	(2,093)		(4,470)
Less: convertible promissory notes	0		(6,230)
Total debt, net of current portion	159,438		154,230
Term Loan
Debt Instrument [Line Items]
Long-term debt, gross	169,000
Term Loan | Term Loan Due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, gross	0		159,058
Term Loan | Term Loan Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt, gross	160,000
Less: unamortized debt issuance costs		$ (400)
Term Loan | Aircraft Term Loan Due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt, gross	9,000
Less: unamortized debt issuance costs		$ (100)
Convertible promissory notes.
Debt Instrument [Line Items]
Long-term debt, gross	$ 0		$ 6,230